SHAREHOLDERS' EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended													12 Months Ended
	Aug. 15, 2018	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Sep. 30, 2019	Aug. 31, 2019	May 31, 2019	Mar. 31, 2019	Jan. 31, 2019	Jan. 31, 2019	Nov. 30, 2018	Aug. 23, 2018	Apr. 30, 2018	Apr. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 07, 2018	Jan. 31, 2018	Dec. 31, 2016	May 18, 2016
Ordinary shares, shares authorized			100,000,000												100,000,000	100,000,000		100,000,000
Ordinary shares, par value			$ 0.03												$ 0.03	$ 0.03		$ 0.03
Shares issued under underwritten public offering			38,456,693												38,456,693	37,516,891
Number of shares purchased, value															$ 1,500	$ 12,252	$ 9,726
Stock-based compensation expense															$ 1,148	$ 898	$ 559
2015 Share Option Plan [Member]
Number of stock options shares grant to purchase														1,500,000
Option expire term														10 years
Number of ordinary shares, reserve	3,750,000																		1,000,000
Number of shares available for grant			475,687												475,687
Subsequent Event [Member] | Ordinary Shares Underwritten Public Offering [Member]
Ordinary shares, par value		$ 5.25
Shares issued under underwritten public offering		4,819,052
Proceeds from issue of underwritten public offering		$ 25,300
Offering cost		$ 1,800
DBSI [Member]
Number of shares purchased, shares									545,454	545,454
Shares purchased price per share									$ 2.75	$ 2.75
Number of shares purchased, value									$ 1,500	$ 1,500
Investor [Member] | Warrant [Member]
Warrant to purchase of ordinary shares																	1,595,744			1,454,545	2,659,575	4,255,319
Warrant exercise price																	$ 0.47			$ 0.55	$ 0.47	$ 0.47
Warrant exercise price value																	$ 750			$ 800	$ 1,250	$ 2,000
Investor [Member] | Warrant 1 [Member]
Warrant to purchase of ordinary shares																						3,636,363
Warrant exercise price																						$ 0.55
Warrant exercise price value																						$ 2,000
Investor [Member] | Warrant 1 [Member]
Warrant to purchase of ordinary shares																	2,181,818
Warrant exercise price																	$ 0.55
Warrant exercise price value																	$ 1,200
Israeli Institutional Investors [Member]
Number of shares purchased, shares											4,545,454
Shares purchased price per share											$ 2.75
Number of shares purchased, value											$ 12,500
Offering cost											$ 248
Chief Executive Officer [Member]
Number of stock options shares grant to purchase													500,000
Stock option exercise price													$ 2.32
Stock option vesting description													The options will vest as follows: 25% of the options granted will vest in April 2019; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until April 2022.
Officers [Member]
Number of stock options shares grant to purchase	732,500				30,000	100,000					217,500
Stock option exercise price	$ 2.93				$ 4.83	$ 3.64					$ 2.81
Stock option vesting description	The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022.				The options will vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023.	The options will vest as follows: 25% will vest in August 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2023.					The options will vest as follows: 25% will vest in November 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2022.
Employees [Member]
Number of stock options shares grant to purchase						500,000				60,000		35,000
Stock option exercise price						$ 4.87						$ 2.81
Stock option vesting description						The options will vest as follows: 25% will vest in August 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2023.				The options will vest as follows: 25% will vest in January 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until January 2023.		The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022.
Employees and Officers [Member]
Offering cost			$ 70,000
Number of stock options shares grant to purchase								75,000
Stock option exercise price			$ 5.24					$ 2.73							$ 5.24
Stock option vesting description			The options will vest as follows: 25% will vest in December 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until December 2023.					The options will vest as follows: 25% will vest in March 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2023.
Employee [Member]
Number of stock options shares grant to purchase				17,500	15,000		7,500
Stock option exercise price				$ 5.25			$ 3.11
Stock option vesting description				The options will vest as follows: 25% will vest in November 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2023.	The options will vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023.		The options will vest as follows: 25% will vest in May 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until May 2023.
Employees and Directors [Member]
Unamortized compensation expenses period															4 years
Unamortized compensation expenses			$ 3,089												$ 3,089
Consultant [Member]
Warrant to purchase of ordinary shares																	404,255				106,383	510,638
Warrant exercise price																	$ 0.47				$ 0.47	$ 0.47
Warrant exercise price value																	$ 190				$ 50
Maximum [Member] | Employees [Member]
Stock option exercise price									$ 2.85	$ 2.85
Maximum [Member] | Employee [Member]
Stock option exercise price					$ 4.40
Minimum [Member] | Employees [Member]
Stock option exercise price									$ 2.76	$ 2.76
Minimum [Member] | Employee [Member]
Stock option exercise price					$ 3.99
NIS [Member]
Value of shares authorized																		$ 1,875
NIS [Member] | Maximum [Member]
Value of shares authorized																		$ 3,000